PEAR TREE FUNDS

Supplement
to
Prospectus and Statement of Additional Information Dated February 6, 2017

PEAR TREE POLARIS SMALL CAP FUND

Ordinary Shares (Ticker Symbol: USBNX)
Institutional Shares (Ticker Symbol: QBNAX)

PEAR TREE POLARIS FOREIGN VALUE FUND

Ordinary Shares (Ticker Symbol: QFVOX)
Institutional Shares (Ticker Symbol: QFVIX)
R6 Shares: (QFVRX)

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

Ordinary Shares (Ticker Symbol: QUSOX)
Institutional Shares (Ticker Symbol: QUSIX)
R6 Shares: (QUSRX)

April 6, 2017
As of March 31, 2017, please note the following changes to the Prospectus and Statement of Additional Information, each dated February 6, 2017, of each of Pear Tree Polaris Small Cap Fund ("Small Cap Fund"), Pear Tree Polaris Foreign Value Fund ("Foreign Value Fund"), and Pear Tree Polaris Foreign Value Small Cap Fund ("Foreign Value Small Cap Fund").

1. Prospectus.
(a)
"Summary Information About Pear Tree Funds – Pear Tree Polaris Small Cap Fund – Fee Table and Expenses of Small Cap Fund - Annual Fund Operating Expenses" and "- Example" in the Prospectus are revised as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Ordinary Shares                   Institutional Shares

Management Fees                0.80%                            0.80%
Distribution (12b-1) Fees              0.25%                                       None
Other Expenses                                                0.30%                                       0.30%
Acquired Fund Fees and Expenses           0.12%                                       0.12%
Total Annual Fund Operating Expenses                         1.47%                                     1.22%
Fee Waiver and/or Expense Reimbursement *                N/A                                          0.12%
Total Annual Fund Operating Expenses after                N/A                           1.10%
Fee Waiver and/or Expense Reimbursement *
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*  The Manager, in its capacity as transfer agent to Pear Tree Funds, has contractually agreed until July 31, 2018 to waive such portion of the fees that it would otherwise receive for serving as transfer agent under its agreement with Pear Tree Funds such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of 0.04 percent of Small Cap Fund's net assets attributable to Institutional Shares.  This fee waiver only may be terminated with the approval of the Trustees.  The aggregate transfer agent fee with respect to Ordinary Shares remains unchanged.

Example

This example is intended to help you compare the cost of investing in Small Cap Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Small
Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that Small Cap Fund's operating expenses remain the same as set forth in the table above.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year 3 years 5 years                                                       10 years

Ordinary Shares                                    $149                                    $463                                       $800                              $1,753
Institutional Shares                              $112                                    $374                                        $657                             $1,462

(b)
"Summary Information About Pear Tree Funds – Pear Tree Polaris Foreign Value Fund – Fee Table and Expenses of Foreign Value Fund - Annual Fund Operating Expenses" and "- Example" in the Prospectus are revised as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Ordinary Shares	Institutional Shares	R6 Shares
Management Fees	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	None	None
Other Expenses	0.27%	0.27%	0.12%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.53%	1.28%	1.13%
Fee Waiver and/or Expense Reimbursement *, **	0.10%	0.22%	0.10%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement *, **	1.43%	1.06%	1.03%

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*  The Manager has contractually agreed until July 31, 2018 to waive such portion of the management fees that it would otherwise receive under its agreement with Pear Tree Funds for serving as investment manager to Foreign Value Fund such that the aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of Foreign Value Fund would be calculated using an annual rate of 0.90 percent of Foreign Value Fund's net assets.  This fee waiver only may be terminated with the approval of the Trustees.

**  The Manager, in its capacity as transfer agent to Pear Tree Funds, has contractually agreed until July 31, 2018 to waive such portion of the fees that it would otherwise receive for serving as transfer agent under its agreement with Pear Tree Funds such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of 0.04 percent of Foreign Value Fund's net assets attributable to Institutional Shares.  This fee waiver only may be terminated with the approval of the Trustees.  The aggregate transfer agent fee with respect to Ordinary Shares remains unchanged.

Example

This example is intended to help you compare the cost of investing in Foreign Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Foreign Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that Foreign Value Fund's operating expenses remain the same as set forth in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year 3 years 5 years                                                10 years

Ordinary Shares           $146          $473           $823      $1,812
Institutional Shares        $108          $384           $680      $1,523
R6 Shares             $105          $349           $611      $1,363

(c)
"Summary Information About Pear Tree Funds – Pear Tree Polaris Foreign Value Small Cap Fund – Fee Table and Expenses of Foreign Value Small Cap Fund - Annual Fund Operating Expenses" and "- Example" in the Prospectus are revised as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Ordinary Shares	Institutional Shares	R6 Shares
Management Fees	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	None	None
Other Expenses	0.31%	0.30%	0.15%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.57%	1.31%	1.16%
Fee Waiver and/or Expense Reimbursement *, **	0.10%	0.22%	0.10%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement *, **	1.47%	1.09%	1.06%

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*  The Manager has contractually agreed until July 31, 2018 to waive such portion of the management fees that it would otherwise receive under its agreement with Pear Tree Funds for serving as investment manager to Foreign Value Small Cap Fund such that the aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of Foreign Value Small Cap Fund would be calculated using an annual rate of 0.90 percent of Foreign Value Small Cap Fund's net assets.  This fee waiver only may be terminated with the approval of the Trustees.

**  The Manager, in its capacity as transfer agent to Pear Tree Funds, has contractually agreed until July 31, 2018 to waive such portion of the fees that it would otherwise receive for serving as transfer agent under its agreement with Pear Tree Funds such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of 0.04 percent of Foreign Value Small Cap Fund's net assets attributable to Institutional Shares.  This fee waiver only may be terminated with the approval of the Trustees.  The aggregate transfer agent fee with respect to Ordinary Shares remains unchanged.

Example
This example is intended to help you compare the cost of investing in Foreign Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Foreign Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that Foreign Value Fund's operating expenses remain the same as set forth in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year 3 years 5 years                                                  10 years

Ordinary Shares                                   $150                                     $487                                        $847                        $1,862
Institutional Shares                             $111                                     $394                                        $699                        $1,563
R6 Shares             $108                                     $359                                        $630                        $1,404

(d)	"Management of Pear Tree Funds - Fee Waivers/Expense Limitation" is revised to add the following:
Pear Tree Polaris Small Cap Fund, Pear Tree Polaris Foreign Value Fund; and Pear Tree Polaris Foreign Value Small Cap Fund. The Manager, in its capacity as transfer agent to Pear Tree Funds, has contractually agreed until July 31, 2018 to waive such portion of the fees that it would otherwise receive for serving as transfer agent under its agreement with Pear Tree Funds such that the aggregate transfer agent fee with respect to Institutional Shares of each of Small Cap Fund, Foreign Value Fund, and Foreign Value Small Cap Fund would be calculated using an annual rate of 0.04 percent of the Fund's net assets attributable to Institutional Shares.  This fee waiver with respect to any of those Funds only may be terminated with the approval of the Trustees.  The aggregate transfer agent fee with respect to Ordinary Shares and R6 Shares, if any, of each Fund remains unchanged.
Pear Tree Polaris Foreign Value Fund; Pear Tree Polaris Foreign Value Small Cap Fund. The Manager has contractually agreed until July 31, 2018 to waive such portion of the management fees that it would otherwise receive under its agreement with Pear Tree Funds for serving as investment manager to each of Foreign Value Fund and Foreign Value Small Cap Fund such that the aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of each of Foreign Value Fund and Foreign Value Small Cap Fund would be calculated using an annual rate of 0.90 percent of the Fund's net assets.  This fee waiver with respect to either Fund only may be terminated with the approval of the Trustees.

2. Statement of Additional Information.
(a)	"The Manager and The Sub-Advisers - Fee Waivers/Expense Limitations" is revised to add the following:
Pear Tree Polaris Small Cap Fund, Pear Tree Polaris Foreign Value Fund; and Pear Tree Polaris Foreign Value Small Cap Fund
The Manager, in its capacity as transfer agent to Pear Tree Funds, has contractually agreed until July 31, 2018 to waive such portion of the fees that it would otherwise receive for serving as transfer agent under its agreement with Pear Tree Funds such that the aggregate transfer agent fee with respect to Institutional Shares of each of Small Cap Fund, Foreign Value Fund, and Foreign Value Small Cap Fund would be calculated using an annual rate of 0.04 percent of the Fund's net assets attributable to Institutional Shares.  This fee waiver with respect to any of those Funds only may be terminated with the approval of the Trustees.  The aggregate transfer agent fee with respect to Ordinary Shares and R6 Shares, if any, of each Fund remains unchanged.
Pear Tree Polaris Foreign Value Fund; Pear Tree Polaris Foreign Value Small Cap Fund

The Manager has contractually agreed until July 31, 2018 to waive such portion of the management fees that it would otherwise receive under its agreement with Pear Tree Funds for serving as investment manager to each of Foreign Value Fund and Foreign Value Small Cap Fund such that the aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of each of Foreign Value Fund and Foreign Value Small Cap Fund would be calculated using an annual rate of 0.90 percent of the Fund's net assets.  This fee waiver with respect to either Fund only may be terminated with the approval of the Trustees.

(b)	"The Manager and The Sub-Advisers – Advisory Contracts," fourth paragraph, is revised as follows:
For services rendered, the Manager pays to the Sub-Adviser of the Pear Tree Fund a fee based on a percentage of the average daily total net assets of the Pear Tree Fund. The fee for each Pear Tree Fund is determined separately. Currently, the contractually stated fees to paid by the Manager to the Sub-Advisers are as follows:

Advisory Fee Rates
Pear Tree Polaris Small Cap Fund	0.25% of the first $100 million, 0.30% of the next $100 million, 0.325% of amounts in excess of $200 million.
Pear Tree Quality Fund	0.10% of the first $100 million, 0.08% of the next $150 million, and 0.06% of amounts in excess of $250 million, with a $100,000 annual minimum.
Pear Tree PanAngora Emerging Markets Fund	0.25% of the first $300 million 0.30% of amounts in excess of $ $300 million but less than $600 million and 0.35% of assets in excess of $600 million of average daily net assets
Pear Tree PanAngora Risk Parity Emerging Markets Fund	0.25% of the first $300 million 0.30% of amounts in excess of $ $300 million but less than $600 million and 0.35% of assets in excess of $600 million of average daily net assets
Pear Tree Polaris Foreign Value Fund**	0.35% of the first $35 million, 0.40% of amounts in excess of $35 million but less than $200 million and 0.50% of assets in excess of $200 million of average daily total net assets
Pear Tree Polaris Foreign Value Small Cap Fund***	0.35% of the first $35 million, 0.40% of amounts in excess of $35 million but less than $200 million and 0.50% of assets in excess of $200 million of average daily total net assets

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* Prior to January 1, 2015, Small Cap Fund was managed by Columbia, which for the periods covered was paid a fee based at the rate of 0.47 percent of the Fund's daily total net assets.
** Until July 31, 2018, or the Trustees terminate the management fee waiver with respect to Foreign Value Fund, the Sub-Adviser has agreed to waive its fees such that the annual advisory fee rates are as follows:  0.30 percent of the first $35 million; 0.35 percent of amounts in excess of $35 million but less than $200 million; and 0.45 percent of assets in excess of $200 million of average daily total net assets.

***   Until July 31, 2018, or the Trustees terminate the management fee waiver with respect to Foreign Value Small Cap Fund, the Sub-Adviser has agreed to waive its fees such that the annual advisory fee rates are as follows: 0.30 percent of the first $35 million; 0.35 percent of amounts in excess of $35 million but less than $200 million; and 0.45 percent of assets in excess of $200 million of average daily total net assets.

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The rest of the Prospectus and Statement of Additional Information remains unchanged.
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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE